Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2011-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 4-28-2012	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		5/17/2012
2	Payment Date		5/21/2012
3	Collection Period	4/1/2012	4/28/2012	28
4	Monthly Interest Period - Actual/360	4/20/2012	5/20/2012	31
5	Monthly Interest - 30/360			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	300,000,000.00	—	—	—	—
7	Class A-2 Notes	475,000,000.00	257,436,843.17	35,675,316.59	221,761,526.58	0.4668664
8	Class A-3 Notes	462,000,000.00	462,000,000.00	—	462,000,000.00	1.0000000
9	Class A-4 Notes	263,000,000.00	263,000,000.00	—	263,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$982,436,843.17	$35,675,316.59	$946,761,526.58

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$1,036,841,045.73	$35,675,316.59	$1,001,165,729.14

13	YSOC	114,459,307.83	70,447,450.42		67,486,933.17

14	Net Pool Balance	$1,668,863,510.39	$1,107,288,496.15	$35,675,316.59	$1,068,652,662.31

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes	0.2883%	—	—	—	—
16	Class A-2 Notes	0.6700%	143,735.57	0.3026012	35,819,052.16	75.4085309
17	Class A-3 Notes	1.2200%	469,700.00	1.0166667	469,700.00	1.0166667
18	Class A-4 Notes	1.9800%	433,950.00	1.6500000	433,950.00	1.6500000

	Total Securities		1,047,385.57		36,722,702.16

C. COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	23,995,021.17
20	Scheduled Interest Payments Received	2,461,435.81
21	Prepayments of Principal Received	208,013.98
22	Liquidation Proceeds	13,913,779.16
23	Recoveries Received	381,297.50
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	40,959,547.62

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	962.89

28	Total Available Funds, prior to Servicer Advances	40,960,510.51

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	40,960,510.51

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	40,960,510.51

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	922,740.41
35	Class A Noteholder Interest (Item 50)	1,047,385.57
36	Principal Distribution Amount (Item 75)	35,675,316.59
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	3,315,067.94

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	922,740.41	—	922,740.41

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	143,735.57	—	143,735.57
44	Class A-3 Interest	469,700.00	—	469,700.00
45	Class A-4 Interest	433,950.00	—	433,950.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	1,047,385.57	—	1,047,385.57

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,036,841,045.73
52	Beginning Net Pool Balance		1,107,288,496.15
53	Receipts of Scheduled Principal		(23,995,021.17)
54	Receipts of Prepaid Principal		(208,013.98)
55	Liquidation Proceeds		(13,913,779.16)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(519,019.53)

59	Ending Net Pool Balance		1,068,652,662.31
60	Yield Supplement Overcollateralization Amount		67,486,933.17

61	Adjusted Pool Balance		1,001,165,729.14
62	Less: Adjusted Pool Balance - End of Collection Period			1,001,165,729.14

63	Calculated Principal Distribution Amount			35,675,316.59

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			40,960,510.51
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			922,740.41
67	Less: Interest Paid to Noteholders (Item 35)			1,047,385.57
68	Less: Calculated Principal Distribution (Item 63)			35,675,316.59

69	Equals: Remaining Available Funds before Servicer Advance			3,315,067.94
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			3,315,067.94
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			35,675,316.59

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)			7,772,021.01
81	Initial Reserve Account Balance			1,554,404.20
82	Beginning Reserve Account Balance			7,772,021.01
83	Plus: Net Investment Income for the Collection Period			962.89

84	Subtotal: Reserve Fund Available for Distribution			7,772,983.90
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,772,983.90
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			962.89

89	Equals: Ending Reserve Account Balance			7,772,021.01

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
		Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance	1,668,863,510	1,068,652,662
92	Number of Current Contracts	72,760	61,914
93	Weighted Average Loan Rate	3.00%	2.86%
94	Average Remaining Term	57.2	43.9
95	Average Original Term	62.3	63.1
96	Monthly Prepayment Rate		1.09%

		Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables	23	519,019.53
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		381,297.50

100	Net Principal Losses for Current Collection Period	23	137,722.03

101	Beginning Net Principal Losses	346	4,968,726.83
102	Net Principal Losses for Current Collection Period	23	137,722.03

103	Cumulative Net Principal Losses	369	5,106,448.86

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)		0.31%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	99.40%	61,596	1,062,240,837.22
106	31 - 60 Days Delinquent	0.53%	283	5,618,548.46
107	61 - 90 Days Delinquent	0.07%	35	793,276.63

108	Total	100.00%	61,914	1,068,652,662.31

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	May 17, 2012